CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Jun. 30, 2010	$ 728,748	$ 17,625	$ 465,721	$ 1,923,561	$ (1,678,159)	$ 0
Balance, shares at Jun. 30, 2010		101,572,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income and comprehensive income	141,060	0	0	141,060	0	0
Dividends	(51,432)	0	0	(51,432)	0	0
Stock-based compensation	13,381	0	13,381	0	0	0
Purchases of treasury stock	(422,099)	0	(1,788)	0	(420,311)	0
Purchases of treasury stock, shares		(20,585,000)
Issuances of common stock	33,057	0	(9,821)	0	42,878	0
Issuances of common stock, shares		1,951,000
Excess tax shortfall from stock-based compensation	(3,805)	0	(3,805)	0	0	0
Balance at Jun. 29, 2011	438,910	17,625	463,688	2,013,189	(2,055,592)	0
Balance, shares at Jun. 29, 2011		82,938,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income and comprehensive income	151,232	0	0	151,232	0	0
Dividends	(51,563)	0	0	(51,563)	0	0
Stock-based compensation	13,461	0	13,461	0	0	0
Purchases of treasury stock	(287,291)	0	(2,901)	0	(284,390)	0
Purchases of treasury stock, shares		(10,966,000)
Issuances of common stock	43,416	0	(9,175)	0	52,591	0
Issuances of common stock, shares		2,370,000
Excess tax shortfall from stock-based compensation	1,708	0	1,708	0	0	0
Balance at Jun. 27, 2012	309,873	17,625	466,781	2,112,858	(2,287,391)	0
Balance, shares at Jun. 27, 2012	74,342,115	74,342,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income and comprehensive income	163,359	0	0	163,359	0	0
Dividends	(58,594)	0	0	(58,594)	0	0
Stock-based compensation	16,610	0	16,610	0	0	0
Purchases of treasury stock	(333,384)	0	(5,565)	0	(327,819)	0
Purchases of treasury stock, shares		(9,176,000)
Issuances of common stock	41,190	0	(10,709)	0	51,899	0
Issuances of common stock, shares		2,278,000
Excess tax shortfall from stock-based compensation	10,303	0	10,303	0	0	0
Balance at Jun. 26, 2013	$ 149,357	$ 17,625	$ 477,420	$ 2,217,623	$ (2,563,311)	$ 0
Balance, shares at Jun. 26, 2013	67,444,099	67,444,000